NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.    NATURE OF OPERATIONS

Ayr Wellness Inc. (“Ayr” or the “Company”) is a vertically integrated cannabis multi-state operator in the United States of America; through its operating companies in various states throughout the U.S., Ayr is a leading cultivator, manufacturer, and retailer of cannabis products and branded cannabis packaged goods.

The Company is a reporting issuer in the U.S. and Canada. The Company’s subordinate, restricted, and limited voting shares (“Equity Shares”) are trading on the Canadian Stock Exchange (“CSE”), under the symbol “AYR.A.” The Company’s Equity Shares are also quoted on the OTCQX® Best Market in the U.S. under the symbol “AYRWF.” The Company’s warrants (“Warrants”) are trading on the CSE under the symbol “AYR.WT.U”. Ayr’s headquarter office is 2601 South Bayshore Drive, Suite 900, Miami, FL 33133.